RESTRICTED CASH	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Restricted Cash	Restricted Cash
As at December 31, 2024, the Company had long-term restricted cash of XOF 34.6 billion (December 31, 2024 - $54.6 million; December 31, 2023 - XOF 31.2 billion, $52.6 million) in support of environmental closure costs obligations related to the Essakane mine and $11.0 million (December 31, 2023 - $11.4 million) posted as cash collateral for a surety bond issued for guarantee of certain environmental closure cost obligations related to the Westwood division and the Côté Gold mine. Additionally, the Company has posted CAD$4.1 million (December 31, 2024 - $2.8 million; December 31, 2023 - CAD$3.0 million, $2.3 million) as security for certain environmental closure cost obligations at the Westwood division. The XOF currency, also referred to as the West African CFA franc, is issued by the Central Bank of West African States (BCEAO) and is the denomination of the long-term restricted cash related to the Essakane mine.
As at December 31, 2023, the Company had €21.9 million ($24.2 million) posted as security for the purchase of shares held by the minority interest shareholders of EURO. The Company completed the acquisition of EURO shares and €21.9 million ($23.7 million) was paid to the minority interest shareholders (note 5(b)).